U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

February 3, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Reynolds Funds, Inc.
File Nos.: 033-21718 and 811-05549

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Reynolds Funds, Inc. (the “Company”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 29, 2010, and filed electronically as Post-Effective Amendment No. 27 to the Company’s Registration Statement on Form N-1A.

Please direct any inquiries regarding this filing to me at (414) 765-6609.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC